SECURITIES- Gains and Losses on Sales of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Gross gains	$ 862	$ 765
Gross losses	(919)	(23)
Net realized gains (losses)	$ (57)	$ 742